--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                Value               Standard
    Amount                                                                        Date      Yield      (Note 1)    Moody's  & Poor's
    ------                                                                        ----      -----       ------     -------  --------
Put Bonds (b) (5.40%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Intermountain Power Agency
              Insured by AMBAC Indemnity Corp.                                  03/15/02    2.05%   $ 2,000,000    VMIG-1     A1+
  1,500,000   Maine State Housing Authority - Series D                          07/31/02    2.70      1,500,000    VMIG-1     A1+
  3,655,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              05/01/02    3.05      3,655,000               A1+
  4,800,000   Vermont Educational & Health Building Finance Agency
              (Middlebury College)                                              11/01/02    2.08      4,800,000               A1+
-----------                                                                                         -----------
 11,955,000   Total Put Bonds                                                                        11,955,000
-----------                                                                                         -----------
Tax Exempt Commercial Paper (13.07%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,700,000   Delaware County, PA IDA PCRB
              (Philadelphia Electric Company) - Series A
              LOC Bank One                                                      02/14/02    2.45%   $ 1,700,000      P1       A1+
  1,635,000   Harris County, TX - Series C                                      02/13/02    1.45      1,635,000      P1       A1+
  4,000,000   Maryland HEFA (Johns Hopkins University) - Series A               01/08/02    1.50      4,000,000      P1       A1+
  3,000,000   Nebraska Public Power - Series A
              LOC Commerzbank, A.G./Bank of Nova Scotia/Toronto Dominion Bank   01/22/02    1.75      3,000,000      P1       A1
  2,600,000   Omaha, NE Public Power District                                   01/15/02    2.05      2,600,000      P1       A1+
  5,000,000   San Antonio, TX (Water System) - Series 2001                      01/10/02    1.45      5,000,000      P1       A1+
  3,000,000   San Antonio, TX (Water System) - Series A                         01/16/02    1.65      3,000,000      P1       A1+
  3,000,000   Wisconsin State GO - Series 2000A                                 01/10/02    1.50      3,000,000      P1       A1+
  3,000,000   Wisconsin State GO - Series 2000B                                 01/22/02    1.80      3,000,000      P1       A1+
  2,000,000   York County, PA IDA PCRB
              (Philadelphia Electric Company)
              LOC Bank One                                                      02/14/02    2.45      2,000,000      P1       A1+
-----------                                                                                         -----------
 28,935,000   Total Tax Exempt Commercial Paper                                                      28,935,000
-----------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (6.13%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,055,000   Blackstone - Milville, MA Regional School District BAN            07/15/02    2.80%   $ 1,057,388     MIG-1
  1,900,000   California HEFA Student Loan Variable Note
              Guaranteed by Student Loan Marketing Association                  04/01/02    3.15      1,900,000    VMIG-1
  1,310,000   Town of Easton, MA BAN                                            06/21/02    2.65      1,313,580     MIG-1
  1,220,000   Town of Hanover, MA BAN                                           06/27/02    2.70      1,223,150     MIG-1
  4,000,000   Regents of University of Colorado
              (Master Lean Purchase Agreement)
              LOC Bayerische Landesbank, A.G.                                   07/01/02    2.65      4,000,000    VMIG-1     A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                         Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity             Value             Standard
    Amount                                                                             Date    Yield    (Note 1)   Moody's  & Poor's
    ------                                                                             ----    -----     ------    -------  --------
Tax Exempt General Obligation Notes & Bonds (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000   University of Cincinnati General Receipts BAN - Series AK1             02/28/02  3.29%   $   500,305  MIG-1    SP-1+
  1,050,000   University of Cincinnati General Receipts BAN - Series AK1             02/28/02  3.29      1,050,641  MIG-1    SP-1+
  2,500,000   University of Cincinnati General Receipts BAN - Series AP              12/19/02  1.85      2,509,453  MIG-1    SP-1+
-----------                                                                                            -----------
 13,535,000   Total Tax Exempt General Obligation Notes & Bonds                                         13,554,517
-----------                                                                                            -----------
Variable Rate Demand Instruments (c) (74.64%)
------------------------------------------------------------------------------------------------------------------------------------
$   910,000   Bloomington, IL Normal Airport Authority - Series 1995A                01/01/13  1.75%   $   910,000  VMIG-1
  4,350,000   Chapel Hill School of Medicine RB - Series 2001A                       02/15/31  1.85      4,350,000  VMIG-1    A1+
  5,800,000   Chicago, IL O'Hare International Airport (American Airlines) - Series A
              LOC Bayerische Hypovereinsbank, A.G.                                   12/01/17  1.90      5,800,000    P1
  2,000,000   Columbia, AL IDRB PCRB
              (Alabama Power Company Project) - Series A                             11/01/21  1.90      2,000,000  VMIG-1    A1+
  2,000,000   Connecticut HEFA (Yale University) - Series V-2                        07/01/36  1.85      2,000,000  VMIG-1    A1+
  9,400,000   Connecticut Special Tax Second Lien (Transportation Infrastructure)
              LOC Commerzbank, A.G.                                                  12/01/10  1.50      9,400,000    P1      A1+
  4,000,000   Connecticut State HEFA RB (Bradley Health Care Issue)
              LOC Fleet Bank                                                         07/01/29  1.30      4,000,000  VMIG-1
    400,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project) (d)
              LOC BNP Paribas                                                        02/01/02  1.90        400,000
    600,000   Dekalb County, GA Development Authority IDRB (Pet Inc. Project)
              LOC Credit Suisse First Boston                                         02/01/04  1.90        600,000    P1
  6,450,000   Dekalb County, GA Housing Authority
              LOC Bank of Montreal                                                   12/01/07  1.70      6,450,000            A1+
    700,000   Delaware Valley, PA Regional Finance Authority Local Government RB
              LOC Credit Suisse First Boston                                         12/01/18  1.60        700,000  VMIG-1    A1+
  3,650,000   City & County of Denver, CO Refunding MHRB
              (Cottonwood Creek Project)
              LOC General Electric Capital Corporation                               04/15/14  1.65      3,650,000            A1+
  2,500,000   City of Detroit, MI Sewage Disposal                                    10/03/02  2.12      2,500,000  VMIG-1    A1+
  2,960,000   Duluth, MN EDA Health Care (Miller-Dwan Medical Center Project)
              LOC US Bank, N.A.                                                      06/01/19  2.05      2,960,000            A1+
  2,100,000   Emmaus, PA General Authority Local Government
              (Pool Project) - Series 1989 F-15
              GIC Goldman Sachs Group L.P.                                           03/01/24  1.70      2,100,000            A1



--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                         Maturity              Value                Standard
    Amount                                                                         Date      Yield    (Note 1)     Moody's  & Poor's
    ------                                                                         ----      -----     ------      -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$10,000,000  Emmaus, PA General Authority Local Government
             (Pool Project) - Series C16
             GIC Goldman Sachs Group L.P.                                        03/01/24    1.70%  $ 10,000,000              A1+
  4,300,000  Emmaus, PA General Authority Local Government
             (Pool Project) - Series F15
             LOC KBC Bank                                                        03/01/24    1.65      4,300,000              A1
  1,000,000  Farmington Hills, MI Hospital Finance Authority
             (Bostford General Hospital) - Series B
             Insured by MBIA Insurance Corp.                                     02/15/16    2.00      1,000,000    VMIG-1    A1
  1,000,000  Fayetteville, AK Public Facilities Board (Butterfield Trail)
             LOC Dresdner Bank, A.G.                                             09/01/27    1.95      1,000,000    VMIG-1
  6,000,000  Forsyth, MT PCRB (Pacificorp Project)
             LOC Morgan Guaranty Trust Company                                   01/01/18    2.00      6,000,000      P1      A1+
  4,000,000  Fulton County, GA Housing Authority MHRB
             (Greenhouse Holcomb Project)
             Collateralized by Federal National Mortgage Association             04/01/30    1.60      4,000,000              A1+
  1,300,000  Fulton County, GA Residential Care Facilities
             (Lenbrook Square Foundation)
             LOC Dresdner Bank, A.G.                                             01/01/18    1.95      1,300,000              A1+
  2,200,000  Greystone RB Certificate
             (Variable Senior Certificates of Beneficial Ownership)
             LOC Credit Suisse First Boston                                      05/01/28    1.86      2,200,000    VMIG-1    A1+
  2,000,000  Harris County, TX Health Facility Development Authority
             (Texas Children's Hospital) - Series B1
             Insured by MBIA Insurance Corp.                                     10/01/29    1.90      2,000,000    VMIG-1    A1+
  3,200,000  Harris County, TX IDRB (Baytank Houston Inc. Project)
             LOC Rabobank Nederland                                              02/01/20    1.60      3,200,000              A1+
  1,000,000  Houston County, GA (Middle Georgia Community Action) (d)
             LOC Columbus Bank & Trust Company                                   01/01/31    1.76      1,000,000
  3,600,000  Illinois Development Finance Authority RB (Glenwood School For Boys)
             LOC Harris Trust & Savings Bank                                     02/01/33    1.65      3,600,000              A1+
  4,000,000  Illinois Development Finance Authority RB
             (YMCA Metropolitan Chicago) - Series P
             LOC Harris Trust & Savings Bank                                     06/01/29    1.90      4,000,000              A1+
  3,300,000  Illinois Educational Facilities Authority RB
             (Chicago Children's Museum) - Series 1994
             LOC National Bank of Detroit                                        02/01/28    1.70      3,300,000    VMIG-1    A1+





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2001
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity              Value                Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Illinois Educational Facilities Authority RB
             (Illinois Institute of Technology)
             LOC Harris Trust & Savings Bank                                    12/01/30    1.65%  $ 3,000,000      VMIG-1    A1+
  2,140,000  Illinois HEFA RB (Rush-Presbyterian St. Luke's)
             LOC Northern Trust Bank                                            11/15/06    1.60     2,140,000      VMIG-1    A1+
  2,300,000  Indiana HFA (Rehabilitation Hospital of Indiana)
             LOC National Bank of Detroit                                       11/01/20    1.65     2,300,000      VMIG-1
  1,100,000  Kansas State Development Authority RB
             (Hayes Medical Center) - Series N
             LOC Firstar Bank                                                   05/15/26    2.00     1,100,000      VMIG-1
  1,255,000  Kentucky EDFA (Pooled Hospital Loan Program)
             Insured by Capital Reinsurance                                     08/01/18    1.85     1,255,000                A1+
    695,000  Lancaster, PA Higher Education Authority RB
             (Franklin & Marshall College)
             LOC Chase Manhattan Bank, N.A.                                     04/15/27    1.71       695,000      VMIG-1    A1
  6,680,000  Lisle, IL MHRB
             Collateralized by Federal National Mortgage Association            09/15/26    1.60     6,680,000                A1+
  2,600,000  Mankato, MN RB (Bethany Lutheran College) - Series B
             LOC Wells Fargo Bank, N.A.                                         11/01/15    2.00     2,600,000                A1+
  3,850,000  Maricopa County, AZ Pollution (Arizona Public Service Palo V)
             LOC Bank of America                                                05/01/29    1.85     3,850,000        P1      A1+
  2,600,000  Massachusetts HEFA (Capital Asset Program) - Series B
             Insured by MBIA Insurance Corp.                                    07/01/05    1.85     2,600,000      VMIG-1    A1+
  4,600,000  Massachusetts HEFA (Capital Asset Program) - Series C
             Insured by MBIA Insurance Corp.                                    07/01/10    1.85     4,600,000      VMIG-1    A1+
  2,000,000  Missouri Development Financial Board RB
             (Saint Louis Convention Center Project)
             LOC Firstar Bank                                                   12/01/20    2.05     2,000,000                A1
  2,460,000  Missouri HEFA (Washington University)                              09/01/10    1.60     2,460,000      VMIG-1    A1+
  8,800,000  Monroe County, GA Development Authority PCRB
             (Georgia Power Co. - Scherer 2nd)                                  09/01/24    1.75     8,800,000      VMIG-1
  4,420,000  Montgomery County, MD Housing Opportunities Commission MHRB
             (Oakwood-Gainesburg)
             Guaranteed by Federal Home Loan Mortgage Corporation               11/01/07    1.65     4,420,000                A1+
  4,000,000  New Jersey EDA (United Water Project)
             Insured by AMBAC Idemnity Corp.                                    11/01/25    1.90     4,000,000      VMIG-1    A1+





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
    Amount                                                                            Date     Yield    (Note 1)   Moody's  & Poor's
    ------                                                                            ----     -----     ------    -------  --------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    500,000  North Carolina Medical Care Commission HRB
              (Pooled Financing Equipment)
              LOC Bank of America                                                   10/01/20   1.85%  $    500,000  VMIG-1
   1,400,000  Ohio State Air Quality Development Authority
              (Cincinnati Gas & Electric Company Project)
              LOC Barclays Bank PLC                                                 09/01/30   1.85      1,400,000  VMIG-1    A1+
   1,800,000  Pennsylvania State Turnpike Commission                                06/01/28   1.90      1,800,000  VMIG-1    A1+
   1,600,000  Philadelphia, PA HEFA (Children's Hospital of Philadelphia Project)   03/01/27   1.90      1,600,000  VMIG-1    A1+
   1,000,000  Philadelphia, PA Water & Waste RB
              Insured by AMBAC Indemnity Corp.                                      08/01/27   1.55      1,000,000  VMIG-1    A1+
   3,100,000  Pinal County, AZ IDA Pollution (MAGMA Company Project)
              LOC BNP Paribas                                                       12/01/11   1.60      3,100,000  VMIG-1    A1+
   4,800,000  Private Hospital Authority of Dekalb, GA (Egleston Childrens Hospital)
              LOC Suntrust Bank                                                     03/01/24   1.60      4,800,000  VMIG-1    A1+
     800,000  Reading, PA (York County General Authority)
              Insured by AMBAC Indemnity Corp.                                      09/01/26   1.60        800,000            A1+
   1,900,000  Roanoke, VA IDA (Roanoke Memorial Hospital)                           07/01/19   1.90      1,900,000  VMIG-1    A1
   1,100,000  Wisconsin HEFA (Gundersen Lutheran) - Series B
              Insured by FSA                                                        12/01/29   2.00      1,100,000            A1+
------------                                                                                          ------------
 165,220,000  Total Variable Rate Demand Instruments                                                   165,220,000
------------                                                                                          ------------
              Total Investments (99.24%) (Cost $219,664,517+)                                          219,664,517
              Cash And Other Assets, Net Of Liabilities (0.76%)                                          1,693,011
                                                                                                      ------------
              Net Assets (100.00%), 221,378,138 Shares Outstanding (Note 3)                           $221,357,528
                                                                                                      ============
              Net Asset Value, offering and redemption price per share                                $       1.00
                                                                                                      ============

              +    Aggregate cost for Federal income tax purposes is identical.












--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2001
(UNAUDITED)
================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Deloitte & Touche LLP.

(b)  Maturity date indicated is the next put date.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.


KEY:

     BAN      =   Bond Anticipation Note                        HRB      =   Hospital Revenue Bond

     EDA      =   Economic Development Authority                IDA      =   Industrial Development Authority

     EDFA     =   Economic Development Finance Authority        IDRB     =   Industrial Development Revenue Bond

     FSA      =   Financial Security Assurance                  LOC      =   Letter of Credit

     GO       =   General Obligations                           MHRB     =   Multi-Family Housing Revenue Bond

     HEFA     =   Health and Education Facilities Authority     PCRB     =   Pollution Control Revenue Bond

     HFA      =   Housing Finance Authority                     RB       =   Revenue Bond






















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2001
(UNAUDITED)
================================================================================







INVESTMENT INCOME

Interest income.............................................................................  $   2,481,458

Expenses (Note 2)...........................................................................  (     445,303)
                                                                                              -------------

Net investment income.......................................................................      2,036,155


REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments.....................................................            -0-
                                                                                              -------------

Net increase in net assets from operations..................................................  $   2,036,155
                                                                                              =============





























--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================






                                                                           Six Months
                                                                              Ended                   Year
                                                                        December 31, 2001             Ended
                                                                           (Unaudited)            June 30, 2001
                                                                            ---------             -------------


INCREASE (DECREASE) IN NET ASSETS

Operations:
    Net investment income............................................   $     2,036,155         $     7,408,959
    Net realized gain (loss) on investments..........................               -0-                     -0-
                                                                        ---------------         ---------------
    Net increase in net assets from operations.......................         2,036,155               7,408,959
Dividends to shareholders from net investment income.................   (     2,036,155)        (     7,408,959)
Net increase (decrease) from capital share transactions (Note 3).....        13,816,791         (       629,801)
                                                                        ---------------         ---------------
        Total increase (decrease) in net assets......................        13,816,791         (       629,801)
Net assets:
    Beginning of period..............................................       207,540,737             208,170,538
                                                                        ---------------         ---------------
    End of period....................................................   $   221,357,528         $   207,540,737
                                                                        ===============         ===============
















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount through demand or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of ..40 of 1% per annum of the Fund's average daily net assets up to $250 million; ..35 of 1% per annum of the average daily net assets between $250 million and $500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

3. Capital Stock

At December 31, 2001, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $221,377,804. Transactions in capital stock, all at $1.00 per share, were as follows:

                                               Six Months Ended                         Year
                                               December 31, 2001                        Ended
                                                  (Unaudited)                       June 30, 2001
                                                   ---------                        -------------
Sold......................................         369,308,624                        407,206,363
Issued on reinvestment of dividends.......             586,308                          1,602,394
Redeemed..................................      (  356,078,141)                    (  409,438,558)
                                                 -------------                      -------------
Net increase (decrease)...................          13,816,791                     (      629,801)
                                                 =============                      =============

4. Liabilities

At December 31, 2001, the Fund had the following liabilities:
Accrued management fee....................     $         2,286
Dividends payable.........................             206,836
                                                --------------
   Total liabilities......................     $       209,122
                                                ==============

5. Sales of Securities

Accumulated undistributed realized losses at December 31, 2001 amounted to $20,276. This amount represents tax basis capital losses which may be carried forward to offset future gains. Such losses expire through June 30, 2008.



















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

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================================================================================
6. Financial Highlights

                                                 Six Months
                                                    Ended                                Year Ended June 30,
                                              December 31, 2001  ------------------------------------------------------------
                                                 (Unaudited)       2001         2000         1999         1998         1997
                                                  ---------      --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.......        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   --------      --------     --------     --------     --------     --------
Income from investment operations:
  Net investment income....................           0.009         0.034        0.033        0.029        0.033        0.032


Less distributions:
  Dividends from net investment income.....        (  0.009)     (  0.034)    (  0.033)    (  0.029)    (  0.033)    (  0.032)
                                                   --------      --------     --------     --------     --------     --------
Net asset value, end of period.............        $  1.00       $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                   ========      ========     ========     ========     ========     ========
Total Return...............................           0.93%(a)      3.50%        3.30%        2.92%        3.31%        3.23%
Ratios/Supplemental Data
Net assets, end of period (000)............        $ 221,358     $ 207,541    $ 208,171    $ 189,536    $ 192,016    $ 199,050
Ratios to average net assets:
  Expenses.................................           0.40%(b)      0.40%        0.40%        0.40%        0.40%        0.40%
  Net investment income....................           1.83%(b)      3.45%        3.29%        2.89%        3.26%        3.18%



  (a)  Not annualized
  (b)  Annualized















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

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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     15 Broad Street, 7th Floor
     New York, New York 10286


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020








TEP12/01S

--------------------------------------------------------------------------------

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                TAX EXEMPT
                PROCEEDS
                FUND, INC.













                               Semi-Annual Report
                                December 31, 2001
                                   (Unaudited)